Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment, Net [Line Items]
Machinery and equipment to buildings		$ 1,741,612
Depreciation expense	$ 614,558	685,674	$ 657,107
Net carrying value	15,177
Gain on sale of fixed assets	$ 1,264		$ 2,557